3. Basis of consolidation (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing) [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Leasing
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 84
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	78.58%
Participation	100.00%
Santander Brasil Administradora de Consorcio Ltda, (Santander Brasil Consorcio) [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Buying Club
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 238,886
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Banco Bandepe SA [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 3,589
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Aymore Credito Financiamento E Investimento SA [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Financial
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 2,877
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Santander CCVM [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Broker
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 14,067,640
Quantity of Shares or Quotas Owned - Preferred Shares	R$ 14,067,640
Direct Participation	99.99%
Participation	100.00%
Santander Corretora De Seguros Investimentos Servicos SA Santander Corretora De Seguros [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,184
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Getnet S.A. [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Payment Institution
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 69,565
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Sancap Investimentos E Participacoes SA [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 23,538,159
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Santander Brasil EFC [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Financial
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 75
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Atual Servicos de Recuperacao de Creditos e Meios Digitais S.A. [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Recovery of Defaulted Credits
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 1,464,627
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Santander Holding Imobiliaria S.A. [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Holding
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 481,196
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Santander Brasil Tecnologia S.A. [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Tecnology
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 45,371
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Rojo Entretenimento SA [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 7,417
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	94.60%
Participation	94.60%
BEN Beneficios e Servicos S.A. [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 90,000
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Esfera Fidelidade SA [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 10,001
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Sanb Promotora de Vendas e Cobranca Ltda [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 6,950
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Santander Tecnologia e Inovacao Ltda [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 5,045
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Toque Fale Servicos de Telemarketing Ltda [Member] | Banco Santander Brasil S A [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 75,050
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation	100.00%
Participation	100.00%
Banco PSA [Member] | Aymore CFI [Member]
Statement Line Items [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 105
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	50.00%
Banco Hyundai Capital Brasil S.A. [Member] | Aymore CFI [Member]
Statement Line Items [Line Items]
Activity	Bank
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 150,000
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	50.00%
PI Distribuidora de Titulos e Valores Mobiliarios S.A. [Member] | Santander Leasing [Member]
Statement Line Items [Line Items]
Activity	Leasing
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 182
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	100.00%
Santander Capitalizacao S.A. [Member] | Sancap [Member]
Statement Line Items [Line Items]
Activity	Capitalization
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 64,615
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	100.00%
Evidence Previdencia SA [Member] | Sancap [Member]
Statement Line Items [Line Items]
Activity	Private Pension
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 42,819,564
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	100.00%
Return Capital Servicos de Recuperacao de Creditos S.A. [Member] | Controlled by Atual Servicos de Recuperacao de Creditos e Meios Digitais S.A. [Member]
Statement Line Items [Line Items]
Activity	Collection and recover of Credit management
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 200
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	100.00%
Return Gestao de Recursos S.A. [Member] | Controlled by Return Capital Servicos de Recuperacao de Creditos S.A. [Member]
Statement Line Items [Line Items]
Activity	Resources Management
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 11
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	100.00%
Santander Auto S.A. [Member] | Jointly Controlled Companies by Sancap [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 22,452
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	50.00%
Auttar HUT Processamento de Dados Ltda [Member] | Controlled by Getnet S.A. [Member]
Statement Line Items [Line Items]
Activity	Other Activities
Quantity of Shares or Quotas Owned - Common Shares and Quotas	R$ 3,865
Quantity of Shares or Quotas Owned - Preferred Shares
Direct Participation
Participation	100.00%